Notes Payable (Details) - Schedule of notes payable - Notes Payable, Other Payables [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Bridge Notes With Various Contractual Maturity Dates [Member]
Debt Instrument [Line Items]
Unpaid Principal Balance	$ 165,034
Fair Value Measurement Adjustments	(37,937)
Original issue discount and proceeds allocated to warrants	(34,432)
Net Carrying Value	92,665
Interest Expense	4,360
Accrued Interest	$ 2,482
Bridge Notes With Various Contractual Maturity Dates [Member] | Minimum [Member]
Debt Instrument [Line Items]
Contractual Interest Rates	11.00%
Bridge Notes With Various Contractual Maturity Dates [Member] | Maximum [Member]
Debt Instrument [Line Items]
Contractual Interest Rates	15.00%
Notes Payable, China Various Other, Due On Demand At 0.00% [Member]
Debt Instrument [Line Items]
Contractual Interest Rates
Unpaid Principal Balance	$ 5,065	$ 4,997
Fair Value Measurement Adjustments
Original issue discount and proceeds allocated to warrants
Net Carrying Value	5,065	4,997
Interest Expense
Accrued Interest
Auto Loans Due on October 26, 2026 At 7.00% [Member]
Debt Instrument [Line Items]
Contractual Interest Rates	7.00%	7.00%
Unpaid Principal Balance	$ 94	$ 100
Fair Value Measurement Adjustments
Original issue discount and proceeds allocated to warrants
Net Carrying Value	94	100
Interest Expense	2
Accrued Interest
Existing Notes Payable Agreements With Third Parties [Member]
Debt Instrument [Line Items]
Unpaid Principal Balance	170,193	41,719
Fair Value Measurement Adjustments	(37,937)	264
Original issue discount and proceeds allocated to warrants	(34,432)	(10,878)
Net Carrying Value	97,824	31,105
Interest Expense	4,362	1,272
Accrued Interest	$ 2,482	$ 1,676
Bridge Notes Due on October 27, 2028 At 10.00% [Member]
Debt Instrument [Line Items]
Contractual Interest Rates		10.00%
Unpaid Principal Balance		$ 36,622
Fair Value Measurement Adjustments		264
Original issue discount and proceeds allocated to warrants		(10,878)
Net Carrying Value		26,008
Interest Expense		1,272
Accrued Interest		$ 1,676